Stock-based Compensation - Schedule of Allocation of Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Allocation of stock-based compensation expense	$ 269,129	$ 50,528	$ 394,164	$ 50,528	$ 74,063
Research and Development [Member]
Allocation of stock-based compensation expense	88,707		92,111
General and Administrative [Member]
Allocation of stock-based compensation expense	$ 180,422	$ 50,528	$ 302,053	$ 50,528